STABLECOINS (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
stablecoins	$ 3,073
Stablecoins, beginning
Stablecoin purchases
Contribution of stablecoins	5,422
Stablecoins used to settle operating costs	(2,349)
Stablecoins sold
Stablecoins, ending	3,073
U S D C [Member]
IfrsStatementLineItems [Line Items]
stablecoins	3,063
Stablecoins, beginning
Stablecoin purchases
Contribution of stablecoins	5,412
Stablecoins used to settle operating costs	(2,349)
Stablecoins sold
Stablecoins, ending	3,063
U S D T [Member]
IfrsStatementLineItems [Line Items]
stablecoins	10
Stablecoins, beginning
Stablecoin purchases
Contribution of stablecoins	10
Stablecoins used to settle operating costs
Stablecoins sold
Stablecoins, ending	$ 10